Exceptional items	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Exceptional items
6. Exceptional items

	Note	2020 $m	2019 $m	2018 $m
Operating exceptional items:

Cost of sales:

Derecognition of right-of-use assets and lease liabilities	(a)(h)	22	—	—

Gain on lease termination	(b)	30	—	—

Provision for onerous contractual expenditure	(h)	(10)	—	—

Reorganisation costs	(c)(h)	(8)	—	—

		34	—	—

Administrative expenses:

Reorganisation costs	(c)	(19)	(20)	(56)

Acquisition and integration costs	(d)	(6)	(7)	(15)

Litigation	(e)	(5)	(28)	(18)

Pension settlement cost	27	—	—	(15)

		(30)	(55)	(104)

Impairment loss on financial assets	(f)	(48)	—	—

Other impairment charges:

Goodwill	(h)	—	(49)	—

Management agreements	13	(48)	(50)	—

Property, plant and equipment	14, (h)	(90)	—	—

Right-of-use assets	15, (h)	(16)	(32)	—

Associates	16	(19)	—	—

Contract assets	3	(53)	—	—

		(226)	(131)	—

Operating exceptional items		(270)	(186)	(104)

Financial expenses	(g)	(14)	—	—

Fair value gains on contingent purchase consideration	(h)	21	38	—

Exceptional items before tax		(263)	(148)	(104)

Tax on exceptional items	(i)	52	20	22

Exceptional tax	(j)	—	—	5

Tax		52	20	27

Operating exceptional items analysed as:
Americas		(118)	(62)	(36)

EMEAA		(128)	(109)	(12)

Greater China		(5)	—	(1)

Central		(19)	(15)	(55)

		(270)	(186)	(104)

The above items are treated as exceptional by reason of their size, nature, or incidence, as further described on page 140. All items above relate to continuing operations.

(a) Derecognition of
right-of-use
assets and lease liabilities
The UK portfolio leases and two German hotel leases contain guarantees that the Group will fund any shortfalls in lease payments up to an annual and cumulative cap. Previously the minimum
‘in-substance
fixed’ lease payments were estimated to be equal to the cumulative amount guaranteed under the lease agreements and therefore a right-of-use
asset and corresponding lease liability equal to the guaranteed amount were recognised. The unprecedented impact of
Covid-19
and subsequent restrictions have resulted in a reassessment of the estimate of
‘in-substance
fixed’ lease payments, as there is no floor to the rent reductions applicable under these leases, and the circumstances in which no rent would be payable are no longer considered to be remote.
As a result, the
right-of-use
assets ($49m) and lease liabilities ($71m) associated with these leases have been derecognised as they are now considered to be fully variable. This resulted in a net gain of $22m.
(b) Gain on lease termination
On 14 December 2020 as a consequence of the termination of the SVC portfolio agreement, the lease of InterContinental San Juan was terminated. The right-of-use
assets ($60m) and lease liabilities ($90m) associated with this hotel have therefore been derecognised, resulting in a net gain of $30m.
(c) Reorganisation costs
In 2020, reorganisation costs relate to the UK portfolio (see below), other owned and leased hotels and a corporate reorganisation completed in the year reflecting the reassessment of near-term priorities and the resources needed to support reduced levels of demand. An additional $20m relating to the corporate restructuring was charged to the System Fund.
In 2019 and 2018, related to a comprehensive efficiency programme to fund a series of new strategic initiatives to drive an acceleration in IHG’s future growth. The programme was completed in 2019 and no further restructuring costs related to this programme were incurred in 2020. The 2019 cost included consultancy fees of $6m (2018: $25m) and severance costs of $8m (2018: $18m). An additional $28m (2018: $47m) was charged to the System Fund.
(d) Acquisition and integration costs
In 2019, primarily related to the acquisition of Six Senses and in 2020, relates to the integration of that business into the operations of the Group.
(e) Litigation
In 2020, relates to the cost of settlement of $14m agreed in the year in respect of a lawsuit in the EMEAA region, offset primarily by the partial release of the 2019 provision related to a lawsuit in the Americas region which has been settled in the year (see note 21). In 2019, primarily represented management’s best estimate of the settlement in respect of the Americas lawsuit, together with the cost of an arbitration award made against the Group in the EMEAA region. In 2018, primarily related to a material settlement agreed in respect of a lawsuit filed against the Group in the Americas region, together with associated legal fees.
(f) Impairment loss on financial assets
Comprises $33m and $15m related to SVC and other trade deposits and loans respectively (see note 17).
(g) Financial expenses
In October 2020 management undertook actions to strengthen liquidity and extend the maturity profile of the Group’s debt. The Group issued a tender offer for its £400m 3.875% 2022 bonds resulting in a repayment of £227m and concurrently issued €500m 1.625% 2024 bonds and £400m 3.375% 2028 bonds. The exceptional charge includes the premium on repayment and associated write-off
of fees and discount.
(h) Exceptional items relating to the UK portfolio
Included within exceptional items are the following items relating to the UK portfolio:

	2020 $m	2019 $m	2018 $m
Operating exceptional items:

Cost of sales:

Derecognition of right-of-use assets and lease liabilities	18	—	—

Provision for onerous contractual expenditure	(10)	—	—

Reorganisation costs	(4)	—	—

	4	—	—

Other impairment charges:

Goodwill	—	(49)	—

Property, plant and equipment	(50)	—	—

Right-of-use assets	—	(32)	—

	(50)	(81)	—

Operating exceptional items	(46)	(81)	—

Fair value gains on contingent purchase consideration (note 25)	21	38	—

Exceptional items before tax	(25)	(43)	—

Group Financial Statements

The UK portfolio has continued to experience hugely challenging trading conditions as a result of Covid-19, with all 12 hotels closing for business in March 2020. The impact of Covid-19 and subsequent restrictions on travel caused the UK leased hotels to be closed for extended periods during 2020. Hotels which were able to open temporarily during the year experienced historically low occupancies. 11 of the hotels were closed as at 31 December 2020 and all hotels were closed during January 2021.
As described on page 155, the right-of-use asset ($22m) and lease liability ($40m) relating to the UK portfolio have been derecognised as a result of the re-estimation of the ‘in-substance fixed’ rent payable under the leases, resulting in a gain of $18m. The leases are now considered to be fully variable.
Under the terms of the leases, the Group is committed to certain items of contractual expenditure. A $10m provision was recognised to the extent the costs of the remaining contractual expenditure exceeded the future economic benefits expected to be received under the leases.
The hotels have incurred a total cost of $4m to restructure hotel operations in response to the future impact of Covid-19 on hotel occupancy and revenues. The reorganisation was completed in 2020.
Impairment testing was performed on the remaining property, plant and equipment in the portfolio using management forecasts covering a five-year period. The testing performed and key assumptions are detailed on page 135. In 2019, goodwill ($49m) and the right-of-use asset ($32m) (prior to derecognition) were impaired as a result of trading disruption arising from hotel renovations and rebranding.
Contingent purchase consideration comprises the present value of the above-market element of the expected lease payments to the lessor. The above-market assessment is determined by comparing the expected lease payments as a percentage of forecast hotel operating profit (before depreciation and rent) with market metrics, on a hotel by hotel basis. A fair value gain of $21m was recognised in the period (2019: $38m), arising from a reduction in expected future rentals payable such that there is no remaining above-market element. The key assumptions are detailed on page 135.
As a result of the adjustments outlined above, non-current assets, lease liabilities and contingent consideration relating to the UK portfolio were all measured at $nil at 31 December 2020.
(i) Tax on exceptional items
The tax impacts of the exceptional items are shown in the table below:

	2020			2019		2018
	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m
Derecognition of right-of-use assets and lease liabilities	—	(4)	—	—	—	—

Provision for onerous contractual expenditure	—	2	—	—	—	—

Reorganisation costs	3	2	4	—	11	—

Acquisition and integration costs	1	—	—	—	2	—

Litigation	—	—	—	6	5	—

Pension settlement cost	—	—	—	—	5	1

Impairment of financial assets	4	2	—	—	—	—

Other impairment charges	6	37	—	18	—	—

Financial expenses	—	3	—	—	—	—

Fair value gains on contingent purchase consideration	—	(4)	—	(6)	—	—

Adjustments in respect of prior years a	—	—	—	(2)	(2)	—

	14	38	4	16	21	1

Total current and deferred tax		52		20		22

a	In 2019, related to a 2014 disposal. In 2018, related to the 2017 sale of a minority investment.
(j) Exceptional tax
In 2018, related to a tax credit in regard to US tax reform impacts.